Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenues
Total revenues		$ 7,820,395	$ 16,906,372	$ 16,500,225
Expenses
Commission expenses		2,728,389	10,263,351	12,473,805
Compensation and benefits		562,297	690,867	657,473
Communications and technology		428,445	200,715	417,496
Occupancy		129,064	132,220	133,344
Travel and business development		53,337	16,880	52,167
Professional fees		271,477	382,827	55,946
Other administrative expenses		67,434	104,077	112,475
Total expenses		4,240,443	11,790,937	13,902,706
Income before income taxes		3,579,952	5,115,435	2,597,519
Income tax expense		88,647	70,765	58,443
Net income		3,491,305	5,044,670	2,539,076
Other comprehensive (loss) income
Total foreign currency translation adjustment		(50,390)	(20,245)	72,884
Total comprehensive income		$ 3,440,915	$ 5,024,425	$ 2,611,960
Earnings per share:
Basic and diluted (in Dollars per share)	[1]	$ 0.12	$ 0.17	$ 0.08
Dividend per share
Basic and diluted (in Dollars per share)	[1]	$ 0	$ 0.16	$ 0.02
Weighted average number of ordinary shares outstanding:
Basic and Diluted (in Shares)	[1]	30,000,000	30,000,000	30,000,000
Futures Brokerage Commissions
Revenues
Total revenues		$ 4,287,038	$ 16,085,815	$ 16,179,198
Trading Solution Service Revenues
Revenues
Total revenues		3,309,288
Structure Note Subscription Fees
Revenues
Total revenues		734,317	78,311
Other Service Revenues
Revenues
Total revenues		280,677	277,937	226,599
Trading (Losses) Gains
Revenues
Total revenues		(794,460)	387,057	22,124
Interest Income and Other
Revenues
Total revenues		$ 3,535	$ 77,252	$ 72,304

[1]	Retrospectively restated for effect of share reorganization (see Note 7).